Shareholder Report, Holdings (Details) - C000252534 [Member]	Dec. 31, 2025
Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Deutsche Lufthansa AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tencent Holdings Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Porus NV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.70%)